SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) 10K (Tables)	12 Months Ended
Jan. 31, 2017
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Summary of quarterly results of operations

	2017
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$1,679	$2,609,635	$3,442,645	$4,682,575
Expenses	431,931	189,389	234,494	267,608

Net income (loss)	$(430,252)	$2,420,246	$3,208,151	$4,414,967

Net income (loss) per unit	$(0.033)	$0.184	$0.245	$0.337

	2016
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$1,318,009	$2,735,361	$2,621,565	$3,046,573
Expenses	377,744	251,717	219,498	313,708

Net income	$940,265	$2,483,644	$2,402,067	$2,732,865

Net income per unit	$0.072	$0.189	$0.183	$0.208